Summary of Significant Accounting Policies (Details 5) - USD ($)	12 Months Ended
	Jun. 30, 2017	Jun. 30, 2016
Summary of Significant Accounting Policies [Line Items]
Amortization expense	$ 1,708,771	$ 664,707
Patents [Member]
Summary of Significant Accounting Policies [Line Items]
Amortization expense	$ 26,000	$ 332,000